CONDENSED STATEMENTS OF OPERATIONS (Parenthetical) - USD ($)	3 Months Ended		11 Months Ended	12 Months Ended
	May 31, 2020	May 31, 2019	Feb. 28, 2019	Feb. 29, 2020
CONDENSED STATEMENTS OF OPERATIONS
Temporary Equity, Shares Issued	2,391,618	5,659,877	5,662,598	4,964,590
Temporary Equity, Accretion to Redemption Value, Adjustment	$ 81,739	$ 366,475	$ 650,811	$ 1,163,534